PGIM Jennison MLP Fund
Schedule of Investments as of August 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 110.6%
Common Stocks 54.3%
Independent Power Producers & Energy Traders 2.8%
Talen Energy Corp.*	44,436	$6,648,070
Vistra Corp.	118,841	10,152,587
		16,800,657
Oil & Gas Equipment & Services 1.5%
Kodiak Gas Services, Inc.	325,044	9,019,971
Oil & Gas Refining & Marketing 1.0%
Valero Energy Corp.	40,929	6,005,512
Oil & Gas Storage & Transportation 49.0%
Antero Midstream Corp.	452,335	6,726,221
Cheniere Energy, Inc.	216,120	40,038,391
DT Midstream, Inc.	193,067	15,173,136
EnLink Midstream LLC, UTS*	1,355,126	19,459,609
Keyera Corp. (Canada)	239,780	7,182,813
Kinder Morgan, Inc.	155,713	3,358,729
Kinetik Holdings, Inc.	462,148	20,445,428
ONEOK, Inc.	378,845	34,990,124
Pembina Pipeline Corp. (Canada)	170,761	6,878,253
Targa Resources Corp.	507,691	74,579,808
TC Energy Corp. (Canada)	462,009	21,399,178
Williams Cos., Inc. (The)	962,358	44,047,126
		294,278,816

Total Common Stocks (cost $204,896,607)		326,104,956
Master Limited Partnerships 56.3%
Oil & Gas Equipment & Services 0.9%
USA Compression Partners LP	239,675	5,395,084
Oil & Gas Storage & Transportation 55.4%
Energy Transfer LP	4,409,703	70,996,218
Enterprise Products Partners LP	1,990,164	58,391,412
Hess Midstream LP (Class A Stock)	436,276	16,294,909
MPLX LP	1,416,928	60,757,873
Plains All American Pipeline LP	374,713	6,722,351

PGIM Jennison MLP Fund
Schedule of Investments as of August 31, 2024 (unaudited) (continued)
Description	Shares	Value
Master Limited Partnerships (Continued)
Oil & Gas Storage & Transportation (cont’d.)
Plains GP Holdings LP (Class A Stock)*	2,714,541	$52,119,187
Western Midstream Partners LP	1,746,247	67,370,209
		332,652,159

Total Master Limited Partnerships (cost $207,619,061)		338,047,243

Total Long-Term Investments (cost $412,515,668)		664,152,199

Short-Term Investment 0.6%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.562%) (cost $3,419,465)(wb)	3,419,465	3,419,465

TOTAL INVESTMENTS 111.2% (cost $415,935,133)		667,571,664
Liabilities in excess of other assets (11.2)%		(67,258,258)

Net Assets 100.0%		$600,313,406

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

LP—Limited Partnership
UTS—Unit Trust Security

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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